Shareholders’ Equity (Details) - Schedule of Warrants Outstanding - $ / shares	9 Months Ended
Sep. 30, 2023
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Outstanding at Beginning	30,712
Warrants, Granted	199,719
Warrants, Exercised	(94,816)
Warrants, Outstanding Ending	135,615
Warrants, Exercisable	131,536
Weighted Average Exercise Price [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price, Outstanding Beginning	$ 413.98
Weighted Average Exercise Price, Granted	39.6
Weighted- Average Exercise Price, Exercised	(17.43)
Weighted- Average Exercise Price, Outstanding Ending	33.86
Weighted- Average Exercise Price, Exercisable	$ 21.88